T. Rowe Price Retirement 2010 Fund
Unaudited	August 31, 2008

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $4,942,761,000. Net unrealized loss aggregated $176,881,000 at period-end, of which $18,112,000 related to appreciated investments and $194,993,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held approximately 26% of the outstanding shares of the T. Rowe Price Short-Term Income Fund, and less than 25% of any other underlying Price fund.

T. Rowe Price Retirement 2020 Fund
Unaudited	August 31, 2008

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $8,028,101,000. Net unrealized loss aggregated $458,344,000 at period-end, of which $4,520,000 related to appreciated investments and $462,864,000 related to depreciated investments.

:NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement	2030 Fund
Unaudited		August 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $5,728,006,000. Net unrealized loss aggregated $371,750,000 at period-end, of which $1,733,000 related to appreciated investments and $373,483,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

(1) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/08	Value 5/31/08
T. Rowe Price Emerging Markets Stock Fund	$ 33,753	$ 1,519	$ -	$ 76,533	$ 62,876
T. Rowe Price Equity Index 500 Fund	42,003	6,154	1,598	350,536	345,628
T. Rowe Price Growth Stock Fund	57,126	23,643	-	728,484	769,085
T. Rowe Price High Yield Fund	4,119	1,490	1,268	67,919	67,753
T. Rowe Price International Growth & Income Fund	13,298	2,002	-	129,548	142,957
T. Rowe Price International Stock Fund	15,958	2,276	-	159,114	176,393
T. Rowe Price Mid-Cap Growth Fund	12,629	11,802	-	143,664	155,799
T. Rowe Price Mid-Cap Value Fund	11,272	2,335	-	110,400	108,337
T. Rowe Price New Horizons Fund	4,795	10,882	-	63,074	70,507
T. Rowe Price New Income Fund	21,959	23,922	1,890	153,560	156,520
T. Rowe Price Overseas Stock Fund	14,572	3,594	-	144,585	159,583
T. Rowe Price Small-Cap Stock Fund	4,817	1,271	-	54,907	52,530
T. Rowe Price Small-Cap Value Fund	5,204	1,161	-	55,975	52,754
T. Rowe Price Value Fund	88,437	16,901	-	644,757	608,293
Totals			$ 4,756	$ 2,883,056	$ 2,929,015

T. Rowe Price Retirement 2040 Fund
Unaudited	August 31, 2008

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $3,102,042,000. Net unrealized loss aggregated $218,986,000 at period-end, of which $956,000 related to appreciated investments and $219,942,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement Income Fund
Unaudited	August 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008 all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008 the cost of investments for federal income tax purposes was $1,427,151,000. Net unrealized loss aggregated $33,471,000 at period-end, of which $685,000 related to appreciated investments and $34,156,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008 the fund held approximately 29% of the outstanding shares of the Short-Term Income Fund Fund, and less than 25% of any other underlying Price fund.

T. Rowe Price Retirement	2005 Fund
Unaudited		August 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $883,468,000. Net unrealized loss aggregated $22,169,000 at period-end, of which $1,741,000 related to appreciated investments and $23,910,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

(1) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/08	Value 5/31/08
T. Rowe Price Emerging Markets Stock Fund	$ 38,886	$ 3,228	$ -	$ 76,222	$ 58,536
T. Rowe Price Equity Index 500 Fund	47,682	51,546	4,134	864,806	951,374
T. Rowe Price Growth Stock Fund	18,661	28,631	-	441,951	500,268
T. Rowe Price High Yield Fund	12,840	8,311	3,370	179,049	180,889
T. Rowe Price International Growth & Income Fund	5,752	4,476	-	124,415	149,033
T. Rowe Price International Stock Fund	5,749	5,867	-	150,808	182,047
T. Rowe Price Mid-Cap Growth Fund	4,947	14,284	-	137,084	159,856
T. Rowe Price Mid-Cap Value Fund	4,465	4,761	-	102,736	109,880
T. Rowe Price New Horizons Fund	3,154	7,779	-	59,408	65,959
T. Rowe Price New Income Fund	55,861	71,455	9,308	769,087	789,493
T. Rowe Price Overseas Stock Fund	6,413	7,182	-	135,106	161,077
T. Rowe Price Short-Term Income Fund	17,650	9,797	1,903	174,710	167,615
T. Rowe Price Small-Cap Stock Fund	2,614	2,516	-	51,588	52,556
T. Rowe Price Small-Cap Value Fund	2,863	2,745	-	59,443	60,279
T. Rowe Price Value Fund	57,256	13,737	-	347,960	323,344
Totals			$ 18,715	$ 3,674,373	$ 3,912,206

Other information for the period ended August 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$ 3,885,632
Income distributions from underlying Price funds	$ 18,715
Realized gain (loss) on sales of underlying Price funds	$ 9,818
Capital gain distributions from underlying Price funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2015 Fund
Unaudited	August 31, 2008

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $3,885,632,000. Net unrealized loss aggregated $211,259,000 at period-end, of which $2,375,000 related to appreciated investments and $213,634,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

(1) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/08	Value 5/31/08
T. Rowe Price Emerging Markets Stock Fund	$ 38,265	$ 3,805	$ -	$ 81,685	$ 67,195
T. Rowe Price Equity Index 500 Fund	44,322	34,464	2,598	544,858	587,507
T. Rowe Price Growth Stock Fund	39,270	40,436	-	696,182	774,041
T. Rowe Price High Yield Fund	10,491	7,342	2,612	138,758	140,436
T. Rowe Price International Growth & Income Fund	10,397	5,392	-	139,115	163,210
T. Rowe Price International Stock Fund	12,209	6,934	-	169,763	199,478
T. Rowe Price Mid-Cap Growth Fund	10,132	16,194	-	152,439	173,322
T. Rowe Price Mid-Cap Value Fund	7,890	5,758	-	116,890	122,445
T. Rowe Price New Horizons Fund	4,210	8,362	-	69,038	75,522
T. Rowe Price New Income Fund	37,065	55,314	4,852	393,290	414,448
T. Rowe Price Overseas Stock Fund	11,281	8,714	-	152,679	178,405
T. Rowe Price Small-Cap Stock Fund	4,273	5,789	-	60,155	62,340
T. Rowe Price Small-Cap Value Fund	4,097	5,387	-	63,368	65,252
T. Rowe Price Value Fund	80,474	29,817	-	598,822	582,954
Totals			$ 10,062	$ 3,377,042	$ 3,606,555

T. Rowe Price Retirement 2025 Fund
Unaudited	August 31, 2008

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008 all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008 the cost of investments for federal income tax purposes was $3,627,866,000. Net unrealized loss aggregated $250,824,000 at period-end, of which $1,141,000 related to appreciated investments and $251,965,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008 the fund held less than 25% of the outstanding shares of any underlying Price fund.

[1] Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value	
Affiliate	Cost	Cost	Income	8/31/08	5/31/08
T. Rowe Price Emerging Markets Stock Fund	$ 22,506	$ 986	$ -	$ 50,961	$ 41,770
T. Rowe Price Equity Index 500 Fund	25,989	4,237	1,062	230,874	229,527
T. Rowe Price Growth Stock Fund	40,366	19,825	-	483,079	510,820
T. Rowe Price High Yield Fund	2,903	967	845	45,221	44,927
T. Rowe Price International Growth & Income Fund	8,404	1,332	-	86,584	96,158
T. Rowe Price International Stock Fund	10,195	2,294	-	105,697	118,109
T. Rowe Price Mid-Cap Growth Fund	8,411	5,684	-	96,427	102,269
T. Rowe Price Mid-Cap Value Fund	7,689	1,556	-	71,563	69,888
T. Rowe Price New Horizons Fund	4,029	5,562	-	42,710	45,363
T. Rowe Price New Income Fund	12,073	14,050	1,247	101,600	104,237
T. Rowe Price Overseas Stock Fund	9,283	2,778	-	97,187	108,278
T. Rowe Price Small-Cap Stock Fund	3,178	838	-	36,398	34,842
T. Rowe Price Small-Cap Value Fund	3,224	764	-	36,164	34,252
T. Rowe Price Value Fund	59,204	13,207	-	426,656	403,063
Totals			$ 3,154	$ 1,911,121	$ 1,943,503

T. Rowe Price Retirement 2035 Fund
Unaudited	August 31, 2008

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $2,064,600,000. Net unrealized loss aggregated $153,479,000 at period-end, of which $518,000 related to appreciated investments and $153,997,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

(1) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/08	Value 5/31/08
T. Rowe Price Emerging Markets Stock Fund	$ 8,861	$ 790	$ -	$ 18,480	$ 14,777
T. Rowe Price Equity Index 500 Fund	13,019	3,741	370	84,182	82,053
T. Rowe Price Growth Stock Fund	20,307	11,421	-	174,556	182,933
T. Rowe Price High Yield Fund	1,436	767	293	15,743	15,622
T. Rowe Price International Growth & Income Fund	4,633	1,477	-	30,556	32,960
T. Rowe Price International Stock Fund	5,327	1,981	-	38,270	41,914
T. Rowe Price Mid-Cap Growth Fund	4,375	3,914	-	34,899	37,351
T. Rowe Price Mid-Cap Value Fund	3,378	1,340	-	26,010	25,447
T. Rowe Price New Horizons Fund	1,605	3,289	-	15,216	17,145
T. Rowe Price New Income Fund	4,800	6,632	464	37,154	39,266
T. Rowe Price Overseas Stock Fund	4,880	1,867	-	34,734	37,858
T. Rowe Price Small-Cap Stock Fund	1,580	651	-	13,320	12,626
T. Rowe Price Small-Cap Value Fund	1,609	608	-	13,233	12,400
T. Rowe Price Value Fund	27,871	7,627	-	154,093	141,629
Totals			$ 1,127	$ 690,446	$ 693,981

T. Rowe Price Retirement 2045 Fund
Unaudited	August 31, 2008

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2045 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008 all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008 the cost of investments for federal income tax purposes was $755,517,000. Net unrealized loss aggregated $65,071,000 at period-end, of which $94,000 related to appreciated investments and $65,165,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008 the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2050 Fund
Unaudited	August 31, 2008

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2050 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $178,014,000. Net unrealized loss aggregated $14,892,000 at period-end, of which $0 related to appreciated investments and $14,892,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

(1) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/08	Value 5/31/08
T. Rowe Price Emerging Markets Stock Fund	$ 901	$ 85	$ -	$ 1,692	$ 1,254
T. Rowe Price Equity Index 500 Fund	1,555	569	32	7,675	7,242
T. Rowe Price Growth Stock Fund	2,570	1,431	-	15,778	16,015
T. Rowe Price High Yield Fund	195	90	25	1,374	1,311
T. Rowe Price International Growth & Income Fund	503	196	-	2,820	2,986
T. Rowe Price International Stock Fund	615	241	-	3,432	3,645
T. Rowe Price Mid-Cap Growth Fund	505	352	-	3,182	3,282
T. Rowe Price Mid-Cap Value Fund	393	166	-	2,391	2,274
T. Rowe Price New Horizons Fund	171	227	-	1,338	1,417
T. Rowe Price New Income Fund	477	517	42	3,408	3,471
T. Rowe Price Overseas Stock Fund	558	223	-	3,189	3,385
T. Rowe Price Small-Cap Value Fund	199	74	-	1,229	1,111
T. Rowe Price Small-Cap Stock Fund	184	76	-	1,164	1,069
T. Rowe Price Value Fund	2,799	991	-	13,907	12,642
Totals			$ 99	$ 62,579	$ 61,104

Other information for the period ended August 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$ 68,414
Income distributions from underlying Price funds	$ 99
Realized gain (loss) on sales of underlying Price funds	$ (473)
Capital gain distributions from underlying Price funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement	2055 Fund
Unaudited		August 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2055 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $68,414,000. Net unrealized gain loss aggregated $5,835,000 at period-end, of which $0 related to appreciated investments and $5,835,000 related to depreciated investments.

NOTE 4 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By /s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 24, 2008

By /s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date October 24, 2008